Deferred Revenue - Summary of Deferred Revenue (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current
Payments in advance of services	$ 557	$ 717
Advance billings	2,104	4,014
Others	247	747
Total	2,908	5,478
Non-current
Payments in advance of services	550	359
Advance billings	2
Others	19	19
Total	$ 571	$ 378